CREDIT FROM BANKING INSTITUTIONS (Narrative) (Details) $ in Millions	Dec. 31, 2015 USD ($)
CREDIT FROM BANKING INSTITUTIONS [Abstract]
Unutilized short-term lines of credit	$ 0.5